Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000202991
Shareholder Report [Line Items]
Fund Name	Adler Value Fund
Class Name	Institutional Class
Trading Symbol	ADLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Adler Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.adlervaluefund.com/fund-literature. You can also request this information by contacting us at (800) 408-4682.
Additional Information Phone Number	(800) 408-4682
Additional Information Website	https://www.adlervaluefund.com/fund-literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adler Value Fund - Institutional Class	$130	1.25%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

As the fiscal year progressed, the market narrative began to shift from inflation, the slowing pace of growth in the U.S. economy, and the likelihood and number of cuts in the federal funds rate to include the impact of trade and tariff policies on the U.S. economy.

With continued U.S. job growth, moderate U.S. unemployment, and U.S. inflation above the Federal Reserve’s 2% target, the U.S. capital markets reflected expectations for fewer federal funds rate cuts. This development was balanced against the impact of tariff and trade policies. This competition between the level of interest rates (higher for longer) and the relative strength of the U.S. economy (continued growth vs. possibility of a recession) remained a durable theme in U.S. equity markets.

For the fiscal year ended May 31, 2025, the Fund’s performance reflected its differences with the S&P 500® Index. The Fund owns one Megacap company (defined by S&P as the top 50 market capitalization companies in the S&P 500® Index) representing 0.3% of the Fund’s assets. Megacap companies represent in excess of 50% of the S&P 500® Index. Information Technology represents 32% of the S&P 500® Index. Information Technology companies represent 2.5% of the Fund’s assets. The Fund’s holdings in the S&P 500® Index represent 45% of the Fund’s assets. The mean market capitalization of the S&P 500® Index is approximately $104 billion. The Fund’s weighted average mean market capitalization is approximately $48 billion.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Adler Value Fund - Institutional Class	S&P 500® Index	S&P 500® Value Index	S&P 1000® Value Index
Aug-2018	$10,000	$10,000	$10,000	$9,997
May-2019	$9,890	$9,844	$9,644	$8,807
May-2020	$10,000	$11,108	$10,051	$7,898
May-2021	$15,578	$15,587	$14,055	$13,658
May-2022	$15,321	$15,540	$14,402	$13,202
May-2023	$13,201	$15,994	$14,837	$12,477
May-2024	$15,787	$20,502	$18,403	$14,905
May-2025	$17,006	$23,275	$19,330	$15,287

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (August 16, 2018)
Adler Value Fund - Institutional Class	7.72%	11.20%	8.14%
S&P 500® Index	13.52%	15.94%	13.25%
S&P 500® Value Index	5.04%	13.97%	10.19%
S&P 1000® Value Index	2.48%	14.12%	6.45%

Performance Inception Date	Aug. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,918,923
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$3,918,923 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$0 Portfolio Turnover22%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.4%
Money Market Funds	14.2%
Purchased Options	1.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Communications	1.1%
Purchased Options	1.4%
Energy	2.5%
Technology	2.6%
Consumer Staples	3.7%
Utilities	4.3%
Materials	4.7%
Consumer Discretionary	9.7%
Money Market Funds	14.1%
Health Care	14.9%
Financials	40.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Jackson Financial, Inc. - Class A	11.5%
Aflac, Inc.	6.6%
Equitable Holdings, Inc.	6.5%
Citigroup, Inc.	6.2%
Charles Schwab Corporation (The)	6.1%
Coupang, Inc.	5.4%
Alibaba Group Holding Ltd. - ADR	4.3%
PG&E Corporation	4.3%
Walgreens Boots Alliance, Inc.	3.7%
XP, Inc. - Class A	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended May 31, 2025.
C000234765
Shareholder Report [Line Items]
Fund Name	Evolutionary Tree Innovators Fund
Class Name	A Class Shares
Trading Symbol	INVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Evolutionary Tree Innovators Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://mutualfund.evolutionarytree.com/resources-materials. You can also request this information by contacting us at (833) 517-1010.
Additional Information Phone Number	(833) 517-1010
Additional Information Website	https://mutualfund.evolutionarytree.com/resources-materials
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$136	1.22%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

       The Fund delivered positive investment results for the fiscal year, significantly ahead of the benchmark despite various economic headwinds. Across holdings, business fundamentals continue to be strong (revenue growth of 20-25% growth on average) and the companies in aggregate are expanding margins while reinvesting in their businesses, sustaining healthy earnings growth.

      These are the signals we focus on as long-term investors, and it is gratifying to see business drivers contributing to investment results.

       The strong business results by Fund holdings were sustained despite multiple geopolitical headwinds, including the trade war. We believe many portfolio holdings are well-positioned because of the following characteristics we tend to prioritize, such as:

1.     Secular growth drivers: We believe each company in the portfolio benefits from a combination of multi-year secular trends and important innovations—growth drivers that are less reliant on the general economy—that can sustain growth over coming years.

2.     Mission-critical businesses: We own many companies whose products or services are essential to their customers—often viewed as “must have” solutions versus “nice to have.”

3.     Pricing power: Companies we own in the portfolio often have pricing power—the ability to pass on higher costs (such as tariffs) or adjust their pricing to protect profitability.

4.     Imperative demand drivers: We own a number of companies that are experiencing durable demand because their offerings are “imperative” in the current environment. Clear-cut examples include cybersecurity, AI technology, and public safety technology.

5.     Resilient business models with lower risk of supply chain disruption: While no business is entirely immune to broader economic pressures, the majority of our companies held in the portfolio have durable, recurring-revenue business models that tend to be less sensitive to dips in spending. Our assessment of supply chain risk also reveals a generally lower risk of disruption for our companies.

       We want you to know that we remain at the helm and are navigating various headwinds in a thoughtful and prudent fashion. As you might expect, we recommend staying the course as history has shown that markets eventually recover from various economic and geopolitical events—and that reacting to them out of fear can lead to sub-optimal outcomes.

       Overall, we remain confident in Fund holdings because they are generally supported by long term secular growth drivers, in many cases have mission critical products, often exhibit pricing power, and predominantly offer recurring revenue models with limited supply chain exposure.

Line Graph [Table Text Block]
	Evolutionary Tree Innovators Fund - A Class Shares	S&P 500® Index
Feb-2022	$9,427	$10,000
May-2022	$6,868	$9,484
May-2023	$7,626	$9,761
May-2024	$9,020	$12,513
May-2025	$11,125	$14,205

Average Annual Return [Table Text Block]
	1 Year	Since Inception (February 28, 2022)
Evolutionary Tree Innovators Fund - A Class Shares
Without Load	23.34%	5.22%
With Load*	16.23%	3.33%
S&P 500® Index	13.52%	11.40%

Performance Inception Date	Feb. 28, 2022
AssetsNet	$ 24,266,963
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 7,449
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$24,266,963 Number of Portfolio Holdings27 Advisory Fee (net of waivers)$7,449 Portfolio Turnover38%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.2%
Money Market Funds	4.8%

Sector Weighting (% of net assets)

Value	Value
Financials	4.5%
Money Market Funds	4.8%
Industrials	9.8%
Communications	13.1%
Health Care	13.3%
Consumer Discretionary	17.9%
Technology	36.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	9.2%
Amazon.com, Inc.	8.8%
ServiceNow, Inc.	6.2%
CyberArk Software Ltd.	5.4%
Netflix, Inc.	5.1%
MercadoLibre, Inc.	4.9%
PROCEPT BioRobotics Corporation	4.6%
Meta Platforms, Inc. - Class A	4.3%
Synopsys, Inc.	4.2%
Uber Technologies, Inc.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended May 31, 2025.
C000221442
Shareholder Report [Line Items]
Fund Name	Evolutionary Tree Innovators Fund
Class Name	I Class Shares
Trading Symbol	INVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Evolutionary Tree Innovators Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://mutualfund.evolutionarytree.com/resources-materials. You can also request this information by contacting us at (833) 517-1010.
Additional Information Phone Number	(833) 517-1010
Additional Information Website	https://mutualfund.evolutionarytree.com/resources-materials
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class Shares	$108	0.97%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

       The Fund delivered positive investment results for the fiscal year, significantly ahead of the benchmark despite various economic headwinds. Across holdings, business fundamentals continue to be strong (revenue growth of 20-25% growth on average) and the companies in aggregate are expanding margins while reinvesting in their businesses, sustaining healthy earnings growth.

      These are the signals we focus on as long-term investors, and it is gratifying to see business drivers contributing to investment results.

       The strong business results by Fund holdings were sustained despite multiple geopolitical headwinds, including the trade war. We believe many portfolio holdings are well-positioned because of the following characteristics we tend to prioritize, such as:

1.     Secular growth drivers: We believe each company in the portfolio benefits from a combination of multi-year secular trends and important innovations—growth drivers that are less reliant on the general economy—that can sustain growth over coming years.

2.     Mission-critical businesses: We own many companies whose products or services are essential to their customers—often viewed as “must have” solutions versus “nice to have.”

3.     Pricing power: Companies we own in the portfolio often have pricing power—the ability to pass on higher costs (such as tariffs) or adjust their pricing to protect profitability.

4.     Imperative demand drivers: We own a number of companies that are experiencing durable demand because their offerings are “imperative” in the current environment. Clear-cut examples include cybersecurity, AI technology, and public safety technology.

5.     Resilient business models with lower risk of supply chain disruption: While no business is entirely immune to broader economic pressures, the majority of our companies held in the portfolio have durable, recurring-revenue business models that tend to be less sensitive to dips in spending. Our assessment of supply chain risk also reveals a generally lower risk of disruption for our companies.

       We want you to know that we remain at the helm and are navigating various headwinds in a thoughtful and prudent fashion. As you might expect, we recommend staying the course as history has shown that markets eventually recover from various economic and geopolitical events—and that reacting to them out of fear can lead to sub-optimal outcomes.

       Overall, we remain confident in Fund holdings because they are generally supported by long term secular growth drivers, in many cases have mission critical products, often exhibit pricing power, and predominantly offer recurring revenue models with limited supply chain exposure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Evolutionary Tree Innovators Fund - I Class Shares	S&P 500® Index
Sep-2020	$10,000	$10,000
May-2021	$12,730	$12,508
May-2022	$6,863	$12,470
May-2023	$7,641	$12,835
May-2024	$9,058	$16,452
May-2025	$11,202	$18,677

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 9, 2020)
Evolutionary Tree Innovators Fund - I Class Shares	23.66%	2.43%
S&P 500® Index	13.52%	14.14%

Performance Inception Date	Sep. 09, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 24,266,963
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 7,449
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$24,266,963 Number of Portfolio Holdings27 Advisory Fee (net of waivers)$7,449 Portfolio Turnover38%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.2%
Money Market Funds	4.8%

Sector Weighting (% of net assets)

Value	Value
Financials	4.5%
Money Market Funds	4.8%
Industrials	9.8%
Communications	13.1%
Health Care	13.3%
Consumer Discretionary	17.9%
Technology	36.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	9.2%
Amazon.com, Inc.	8.8%
ServiceNow, Inc.	6.2%
CyberArk Software Ltd.	5.4%
Netflix, Inc.	5.1%
MercadoLibre, Inc.	4.9%
PROCEPT BioRobotics Corporation	4.6%
Meta Platforms, Inc. - Class A	4.3%
Synopsys, Inc.	4.2%
Uber Technologies, Inc.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended May 31, 2025.
C000182952
Shareholder Report [Line Items]
Fund Name	Kempner Multi-Cap Deep Value Fund
Class Name	Institutional Class
Trading Symbol	FIKDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Kempner Multi-Cap Deep Value Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund under Mutual Fund Documents at https://kempnercapital.com/. You can also request this information by contacting us at (800) 665-9778.
Additional Information Phone Number	(800) 665-9778
Additional Information Website	https://kempnercapital.com/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.94%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Kempner Multi-Cap Deep Value Fund - Institutional Class	MSCI World Index	S&P 500® Value Index
May-2015	$500,000	$500,000	$500,000
May-2016	$454,595	$480,180	$502,263
May-2017	$523,432	$559,042	$576,144
May-2018	$596,293	$623,711	$627,634
May-2019	$559,968	$621,900	$635,021
May-2020	$529,119	$664,160	$661,785
May-2021	$822,867	$933,982	$925,468
May-2022	$801,392	$889,000	$948,270
May-2023	$721,500	$907,418	$976,925
May-2024	$956,346	$1,133,541	$1,211,722
May-2025	$979,000	$1,289,024	$1,272,784

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Kempner Multi-Cap Deep Value Fund - Institutional Class	2.37%	13.10%	6.95%
MSCI World Index	13.72%	14.18%	9.93%
S&P 500® Value Index	5.04%	13.97%	9.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 89,966,318
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 550,032
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$89,966,318 Number of Portfolio Holdings38 Advisory Fee $550,032 Portfolio Turnover44%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.1%
Money Market Funds	14.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Utilities	1.0%
Consumer Staples	2.6%
Real Estate	3.8%
Industrials	4.1%
Materials	5.9%
Communications	6.3%
Energy	11.4%
Health Care	12.4%
Money Market Funds	14.9%
Technology	17.9%
Financials	19.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6.0%
Micron Technology, Inc.	4.6%
Walt Disney Company (The)	3.6%
Bank of America Corporation	3.4%
Citigroup, Inc.	3.1%
Global Payments, Inc.	3.0%
Shell plc - ADR	2.9%
Sensata Technologies Holding plc	2.8%
Lincoln National Corporation	2.8%
Exxon Mobil Corporation	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended May 31, 2025.
C000182953
Shareholder Report [Line Items]
Fund Name	Kempner Multi-Cap Deep Value Fund
Class Name	Investor Class
Trading Symbol	FAKDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Kempner Multi-Cap Deep Value Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund under Mutual Fund Documents at https://kempnercapital.com/. You can also request this information by contacting us at (800) 665-9778.
Additional Information Phone Number	(800) 665-9778
Additional Information Website	https://kempnercapital.com/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$120	1.19%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Kempner Multi-Cap Deep Value Fund - Investor Class	MSCI World Index	S&P 500® Value Index
May-2015	$10,000	$10,000	$10,000
May-2016	$9,070	$9,604	$10,045
May-2017	$10,422	$11,181	$11,523
May-2018	$11,838	$12,474	$12,553
May-2019	$11,098	$12,438	$12,700
May-2020	$10,459	$13,283	$13,236
May-2021	$16,220	$18,680	$18,509
May-2022	$15,768	$17,780	$18,965
May-2023	$14,157	$18,148	$19,539
May-2024	$18,724	$22,671	$24,234
May-2025	$19,116	$25,780	$25,456

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Kempner Multi-Cap Deep Value Fund - Investor Class	2.09%	12.82%	6.69%
MSCI World Index	13.72%	14.18%	9.93%
S&P 500® Value Index	5.04%	13.97%	9.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 89,966,318
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 550,032
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$89,966,318 Number of Portfolio Holdings38 Advisory Fee $550,032 Portfolio Turnover44%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.1%
Money Market Funds	14.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Utilities	1.0%
Consumer Staples	2.6%
Real Estate	3.8%
Industrials	4.1%
Materials	5.9%
Communications	6.3%
Energy	11.4%
Health Care	12.4%
Money Market Funds	14.9%
Technology	17.9%
Financials	19.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6.0%
Micron Technology, Inc.	4.6%
Walt Disney Company (The)	3.6%
Bank of America Corporation	3.4%
Citigroup, Inc.	3.1%
Global Payments, Inc.	3.0%
Shell plc - ADR	2.9%
Sensata Technologies Holding plc	2.8%
Lincoln National Corporation	2.8%
Exxon Mobil Corporation	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended May 31, 2025.
C000130673
Shareholder Report [Line Items]
Fund Name	Wavelength Fund
Trading Symbol	WAVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Wavelength Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wavelengthfunds.com/fund-resources. You can also request this information by contacting us at (866) 896-9292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 896-9292
Additional Information Website	https://www.wavelengthfunds.com/fund-resources
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wavelength Fund	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]
	Wavelength Fund	Bloomberg U.S. Aggregate Bond Index	S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
May-2015	$10,000	$10,000	$10,000
May-2016	$9,663	$10,299	$10,011
May-2017	$10,323	$10,462	$10,050
May-2018	$10,525	$10,423	$10,172
May-2019	$11,123	$11,090	$10,399
May-2020	$11,781	$12,134	$10,573
May-2021	$12,769	$12,085	$10,583
May-2022	$11,936	$11,091	$10,597
May-2023	$11,683	$10,854	$10,950
May-2024	$12,378	$10,995	$11,556
May-2025	$13,263	$11,596	$12,114

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Wavelength Fund	7.15%	2.40%	2.86%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
S&P/BGCantor 0-3 Month U.S. Treasury Bill Index	4.83%	2.76%	1.94%

AssetsNet	$ 70,313,166
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 439,185
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$70,313,166 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$439,185 Portfolio Turnover72%
Holdings [Text Block]

Asset Weighting (% of total investments exposure)

Value	Value
Collateral for Securities Loaned	16.6%
Commodities Futures	1.4%
Exchange-Traded Funds	50.0%
Index Futures	5.0%
Money Market Funds	4.1%
Treasury Futures	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Mortgage-Backed Securities ETF	12.5%
Invesco Senior Loan ETF	10.8%
SPDR Bloomberg Short Term High Yield Bond ETF	10.1%
Vanguard Short-Term Inflation-Protected Securities ETF	9.4%
iShares Broad USD High Yield Corporate Bond ETF	7.5%
VanEck J.P. Morgan EM Local Currency Bond ETF	6.8%
iShares TIPS Bond ETF	6.3%
VanEck Emerging Markets High Yield Bond ETF	5.4%
iShares National Muni Bond ETF	4.6%
SPDR Bloomberg Convertible Securities ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 31, 2025, the Fund changed its distribution frequency from quarterly to monthly and reduced the minimum initial investment from $10,000 for regular accounts to $2,500 for regular accounts.

Updated Prospectus Phone Number	(866) 896-9292
Updated Prospectus Web Address	https://www.wavelengthfunds.com/fund-resources